Pension Plans, Postretirement and Other Employee Benefits - Estimated Subsidies Under Medicare Prescription Drug Improvement and Modernization Act (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Retirement Benefits [Abstract]
2018	$ 9
2019	9
2020	9
2021	9
2022	9
2023-2027	$ 45